Long-Term Debt	9 Months Ended
Jan. 01, 2012
Long-Term Debt [Abstract]
Long-Term Debt
4.	Long-Term Debt

Long-term debt at March 2010, April 2011 and January 2012 consists of the following:

	March 2010	April 2011	January 2012
			(unaudited)
	(in thousands)
First equipment loan	$—	$—	$—
Second equipment loan	340	—	—
Other	9	34	56

Subtotal	$349	$34	$56
Less: current portion	345	18	27

Total long-term debt	$4	$16	$29

Annual maturities of long-term debt at April 2011 and January 2012 are as follows:

Fiscal Years Ending March or April	April 2011	January 2012
	(in thousands)
2012	$18	$7	*
2013	16	27
2014	—	13
2015	—	9

	$34	$56

*	For remaining three months of Fiscal 2012.

At April 2011 and January 2012, long-term debt consisted of capitalized leases for office equipment payable through Fiscal 2013.

In October 2004, the Company entered into an equipment loan and security agreement (the "First Equipment Loan") with a lender for borrowings of up to $1.0 million. The loan was fully paid off during Fiscal 2010 upon the principal repayment of $26,000.

In March 2006, the Company entered into a line of credit agreement (the "Line of Credit") with the lender noted above for borrowings of up to $2.0 million. The Line of Credit was terminated upon principal repayment of $0.8 million during Fiscal 2009.

In May 2007, the Company entered into an equipment loan and security agreement (the "Second Equipment Loan") with the lender for borrowings of up to $2.0 million. Under the terms of the Second Equipment Loan, the lender agreed to advance to the Company equipment loans from time to time on or prior to March 31, 2008. The loans bore interest at 9% and were secured by substantially all assets of the Company. Loan principal repayments for Fiscal 2009, Fiscal 2010 and Fiscal 2011 were $0.6 million, $0.7 million and $0.3 million, respectively. On May 31, 2010, the Company paid in full all outstanding obligations owed under the "Second Equipment Loan" to its lender in the amount of $0.3 million.

Promissory Notes

In October 2006, the Company issued convertible promissory notes (the "Notes") in the aggregate principal amount of $4.0 million. The Notes bore interest at the rate of 8% per annum and provided that principal and accrued interest would become fully due and payable on the earlier of March 31, 2007 or upon occurrence of an event of default. In December 2006, the principal of the Notes ($4.0 million) and related interest payable ($31,956) were converted into 2,170,052 shares of Series B convertible preferred stock.

In conjunction with the Notes, the Company issued fully-vested warrants to purchase 430,568 shares of Series B convertible preferred stock at an estimated fair value of $1.858 per share, with a total estimated fair value of $0.6 million (see Note 6). As further explained in Note 6, upon the Company's amendment of its Certificate of Incorporation on June 25, 2010, these warrants have been reclassified into stockholders' equity.